Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation charge	$ 785,000,000	$ 727,000,000	$ 592,000,000
Tax incentives and capital investment funding	54,000,000	149,000,000	139,000,000
Reduction in depreciation charges due to public funding	53,000,000	42,000,000	21,000,000
Cash proceeds from sale of property, plant and equipment	7,000,000	1,000,000	3,000,000
Impairment of long-lived assets	3,000,000	$ 0	$ 0
Norstel AB [Member]
Property, Plant and Equipment [Line Items]
Assets recognized during acquisition	$ 11,000,000